Schedule of Long Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	$ 2,848	$ 704	$ 2,287	$ 704
Long-term debt, gross	926,199	681,015	1,100,551	800,154
Less net unamortized debt issue costs	(11,369)		(14,581)
Long-term debt	914,830		1,085,970
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross			59,620	44,000
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	1,915		1,333
Long-term debt, gross	24,018		16,334
U.S. Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Current portion of long-term debt, gross	933	704	954	704
Long-term debt, gross	10,181	7,685	11,368	8,389
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	362,096	273,330	471,225	347,765
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 529,904	$ 400,000	$ 542,004	$ 400,000